CAPITAL STOCK (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	6 Months Ended
	Jun. 15, 2021	May 04, 2021	Nov. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Decrease through other distributions to owners, equity				$ 250
Capital stock
Disclosure of classes of share capital [line items]
Number of shares issued in dividend reinvestment plan with owners				104,000	101,000
Decrease through other distributions to owners, equity				$ 250
Other
Disclosure of classes of share capital [line items]
Decrease through other distributions to owners, equity				$ 0
Other | Tranche 1 [Member]
Disclosure of classes of share capital [line items]
Decrease through other distributions to owners, equity	$ 250	$ 750
Other | Tranche 2 and 3 [Member]
Disclosure of classes of share capital [line items]
Decrease through other distributions to owners, equity		$ 750	$ 250
Common shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)				$ 0
Common shares | Capital stock
Disclosure of classes of share capital [line items]
Number of shares issued (shares)				1,779,242,406
Number of shares issued in dividend reinvestment plan with owners				103,785